Note 18 Tax assets and liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Tax assets and liabilities [Line Items]
Current tax assets	€ 3,323	€ 2,860
Deferred tax assets	14,788	14,641
Tax assets	18,111	17,501
Current tax liabilities	718	878
Deferred tax liabilities	2,332	1,677
Tax liabilities	€ 3,050	€ 2,554